PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

($ millions)	Land and Land Rights	Pipelines	Facilities and Equipment	Cavern Storage and Other	Assets Under Construction(1)	Total
Cost
Balance at December 31, 2018 (Restated Note 4)	340	7,174	6,807	1,478	939	16,738
Reclassification on adoption of IFRS 16	—	—	—	(44)	—	(44)
Additions and transfers	32	215	691	203	534	1,675
Acquisition (Note 7)	70	1,434	772	315	28	2,619
Change in decommissioning provision	—	(13)	98	(3)	—	82
Foreign exchange adjustments	(2)	(17)	(4)	—	(11)	(34)
Disposals and other	—	(3)	(31)	(12)	3	(43)
Balance at December 31, 2019 (Restated Note 4)	440	8,790	8,333	1,937	1,493	20,993
Additions and transfers	8	454	622	57	(40)	1,101
Impairment (Note 13)	(17)	—	—	—	(340)	(357)
Change in decommissioning provision	—	(10)	(17)	16	—	(11)
Foreign exchange adjustments	(2)	(18)	(9)	(1)	(7)	(37)
Disposals and other	—	(10)	(22)	(16)	3	(45)
Balance at December 31, 2020	429	9,206	8,907	1,993	1,109	21,644

Depreciation
Balance at December 31, 2018 (Restated Note 4)	12	1,223	827	250	—	2,312
Reclassification on adoption of IFRS 16	—	—	—	(26)	—	(26)
Depreciation	4	155	174	59	—	392
Disposals and other	—	(13)	(34)	—	—	(47)
Balance at December 31, 2019 (Restated Note 4)	16	1,365	967	283	—	2,631
Depreciation	5	187	156	135	—	483
Disposals and other	—	(5)	(5)	(9)	—	(19)
Balance at December 31, 2020	21	1,547	1,118	409	—	3,095

Carrying amounts
Balance at December 31, 2019 (Restated Note 4)	424	7,425	7,366	1,654	1,493	18,362
Balance at December 31, 2020	408	7,659	7,789	1,584	1,109	18,549

Assets subject to operating leases
Balance at December 31, 2019 (Restated Note 4)	9	295	542	191	—	1,037
Balance at December 31, 2020	8	301	537	185	—	1,031